Other reserves	12 Months Ended
Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Other reserves	Other reserves The composition of other reserves as of 31 December 2024 and 2023 is as follows:

	2024	2023
Equity component of convertible bonds	—	21,391
Share based payments	17,272	21,520
	17,272	42,911